Portfolio of Investments
Touchstone Balanced Fund – March 31, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 65.2%
	Information Technology — 18.1%
11,242	Accenture PLC - Class A	$ 3,791,140
220,570	Apple, Inc.	38,513,728
54,320	International Business Machines Corp.	7,062,686
154,402	Microsoft Corp.	47,603,681
133,039	Oracle Corp.	11,006,316
50,599	PayPal Holdings, Inc.*	5,851,774
62,590	salesforce, Inc.*	13,289,109
101,750	SS&C Technologies Holdings, Inc.	7,633,285
60,000	Texas Instruments, Inc.	11,008,800
57,538	Visa, Inc. - Class A	12,760,202
33,884	Workday, Inc. - Class A*	8,113,863
		166,634,584
	Health Care — 9.9%
5,751	Alcon, Inc. (Switzerland)	456,227
66,655	AmerisourceBergen Corp.	10,312,195
10,765	Becton Dickinson & Co.	2,863,490
103,668	BioMarin Pharmaceutical, Inc.*	7,992,803
229,475	Bristol-Myers Squibb Co.	16,758,559
10,000	CVS Health Corp.	1,012,100
47,603	HCA Healthcare, Inc.	11,930,264
94,799	Johnson & Johnson	16,801,227
31,591	Merck & Co., Inc.	2,592,042
10,047	Stryker Corp.	2,686,065
34,685	UnitedHealth Group, Inc.	17,688,309
		91,093,281
	Communication Services — 9.5%
12,835	Alphabet, Inc. - Class C*	35,848,027
184,897	AT&T, Inc.	4,369,116
211,054	Comcast Corp. - Class A	9,881,548
147,081	Fox Corp. - Class A	5,802,345
91,881	Meta Platforms, Inc. - Class A*	20,430,659
18,419	Netflix, Inc.*	6,899,573
31,985	Walt Disney Co. (The)*	4,387,063
		87,618,331
	Financials — 8.1%
20,384	American Express Co.	3,811,808
226,643	Bank of America Corp.	9,342,225
77,164	Berkshire Hathaway, Inc. - Class B*	27,231,947
10,160	CME Group, Inc.	2,416,658
47,404	Goldman Sachs Group, Inc. (The)	15,648,060
39,000	JPMorgan Chase & Co.	5,316,480
3,892	Markel Corp.*	5,741,634
17,498	Signature Bank	5,135,488
		74,644,300
	Consumer Discretionary — 6.6%
39,381	Airbnb, Inc. - Class A*	6,764,081
35,598	Alibaba Group Holding Ltd. (China) ADR*	3,873,062
9,411	Amazon.com, Inc.*	30,679,389
101,636	Hilton Worldwide Holdings, Inc.*	15,422,247
51,963	Starbucks Corp.	4,727,074
		61,465,853
	Industrials — 6.1%
10,646	Boeing Co. (The)*	2,038,709
16,049	Deere & Co.	6,667,717
17,319	FedEx Corp.	4,007,443
23,532	Honeywell International, Inc.	4,578,857
57,917	Hubbell, Inc.	10,643,407
16,085	Parker-Hannifin Corp.	4,564,280
Shares		Market Value

	Industrials — (Continued)
172,025	Raytheon Technologies Corp.	$ 17,042,517
155,119	Southwest Airlines Co.*	7,104,450
		56,647,380
	Consumer Staples — 2.4%
110,390	Monster Beverage Corp.*	8,820,161
8,485	PepsiCo, Inc.	1,420,219
106,067	Philip Morris International, Inc.	9,963,934
12,856	Procter & Gamble Co. (The)	1,964,397
		22,168,711
	Energy — 2.0%
20,000	Chevron Corp.	3,256,600
111,879	Exxon Mobil Corp.	9,240,087
146,582	Schlumberger NV	6,055,302
		18,551,989
	Real Estate — 1.6%
60,625	Jones Lang LaSalle, Inc.*	14,517,263
	Materials — 0.9%
108,662	DuPont de Nemours, Inc.	7,995,350
	Total Common Stocks	$601,337,042
Principal Amount
	Corporate Bonds — 12.1%
	Financials — 3.8%
$ 1,300,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 2.450%, 10/29/26	1,202,151
1,009,000	Allstate Corp. (The), 1.450%, 12/15/30	872,381
896,000	American Express Co., 2.250%, 3/4/25	881,079
2,116,421	American Financial Group, Inc., 5.250%, 4/2/30	2,283,026
876,000	Ares Capital Corp., 3.250%, 7/15/25	850,801
511,000	Bank of America Corp., 2.687%, 4/22/32	470,002
804,000	Bank of America Corp., 3.705%, 4/24/28	810,355
1,212,000	Bank of America Corp., MTN, 4.000%, 1/22/25	1,235,464
884,000	Bank of Montreal (Canada), 3.803%, 12/15/32	875,038
1,216,000	Bank of Nova Scotia (The) (Canada), Ser 2, 3.625%, 10/27/81	1,047,537
1,166,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	1,057,758
555,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	607,464
433,000	BNP Paribas SA (France), 144a, 4.625%, 3/13/27	443,484
1,409,000	Charles Schwab Corp. (The), 1.150%, 5/13/26	1,313,730
1,130,000	Charles Schwab Corp. (The), 5.000%(A)	1,125,762
868,000	Citigroup, Inc., 0.981%, 5/1/25	828,083
747,000	Citigroup, Inc., 3.200%, 10/21/26	742,129
446,000	Citigroup, Inc., 4.750%, 5/18/46	479,439
914,000	Cooperatieve Rabobank UA (Netherlands), 144a, 1.106%, 2/24/27	836,821
1,177,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 1.076%, 2/15/27(B)	1,129,984
850,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	772,643
1,611,000	Goldman Sachs Group, Inc. (The), 3.615%, 3/15/28	1,610,240
720,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	721,929
758,000	HSBC Holdings PLC (United Kingdom), 3.900%, 5/25/26	766,204
1,255,000	Huntington Bancshares, Inc., 2.550%, 2/4/30	1,178,192
936,000	JPMorgan Chase & Co., 2.956%, 5/13/31	875,925
963,000	JPMorgan Chase & Co., 3.509%, 1/23/29	960,188
942,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28	921,658
1,225,000	Mastercard, Inc., 2.000%, 11/18/31	1,116,957
1,066,000	Morgan Stanley, 3.950%, 4/23/27	1,084,834

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 12.1% (Continued)
	Financials — (Continued)
$ 824,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	$ 803,768
370,000	PNC Bank NA, 2.700%, 11/1/22	372,027
1,117,000	PNC Capital Trust, (3M LIBOR +0.570%), 1.093%, 6/1/28(B)	1,044,497
1,115,000	Prudential Financial, Inc., 5.125%, 3/1/52	1,127,153
984,000	Toronto-Dominion Bank (The) (Canada), MTN, 1.150%, 6/12/25†	929,785
1,554,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 1.180%, 5/15/27(B)	1,481,956
380,000	Truist Financial Corp., MTN, 2.850%, 10/26/24	380,062
63,000	Wells Fargo & Co., MTN, 4.100%, 6/3/26	64,792
		35,305,298
	Consumer Discretionary — 1.4%
83,385	Air Canada 2015-1 Class A Pass Through Trust (Canada), 144a, 3.600%, 3/15/27	80,150
1,405,000	BAT Capital Corp. (United Kingdom), 3.557%, 8/15/27	1,369,577
672,000	Brunswick Corp., 4.400%, 9/15/32	664,467
658,000	Ford Motor Co., 3.250%, 2/12/32	586,699
498,000	Ford Motor Credit Co. LLC, 3.664%, 9/8/24	491,994
1,560,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	1,402,362
587,000	General Motors Financial Co., Inc., 5.650%, 1/17/29	634,797
980,000	GSK Consumer Healthcare Capital US LLC, 144a, 3.375%, 3/24/27	981,803
646,000	Home Depot, Inc. (The), 5.950%, 4/1/41	835,039
949,000	Hyundai Capital America, 144a, 2.650%, 2/10/25	920,435
941,000	Lowe's Cos., Inc., 4.500%, 4/15/30	1,007,067
688,000	Magallanes, Inc., 144a, 4.279%, 3/15/32	692,118
688,000	Magallanes, Inc., 144a, 5.141%, 3/15/52	704,061
1,596,000	Procter & Gamble Co. (The), 1.200%, 10/29/30	1,390,179
324,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	313,304
893,000	Walmart, Inc., 2.850%, 7/8/24	903,753
		12,977,805
	Communication Services — 1.0%
362,000	Alphabet, Inc., 1.900%, 8/15/40	294,580
856,000	AT&T, Inc., 3.850%, 6/1/60	765,749
462,000	AT&T, Inc., 4.500%, 5/15/35	488,828
1,158,000	British Telecommunications PLC (United Kingdom), 144a, 3.250%, 11/8/29	1,097,438
953,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	1,085,869
739,000	Comcast Corp., 4.000%, 3/1/48	756,323
335,000	Deutsche Telekom International Finance BV (Germany), 8.750%, 6/15/30	449,537
1,409,000	Netflix, Inc., 144a, 4.875%, 6/15/30	1,497,062
336,000	Paramount Global, 4.950%, 5/19/50	350,140
1,007,000	T-Mobile USA, Inc., 3.875%, 4/15/30	1,010,989
1,403,000	Verizon Communications, Inc., 2.987%, 10/30/56	1,154,041
		8,950,556
	Utilities — 1.0%
579,000	American Water Capital Corp., 6.593%, 10/15/37	751,651
1,018,000	CMS Energy Corp., 4.750%, 6/1/50	1,007,820
536,000	Duke Energy Progress LLC, 4.150%, 12/1/44	552,131
538,000	Edison International, 4.125%, 3/15/28	534,440
879,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	926,803
898,000	FirstEnergy Transmission LLC, 144a, 5.450%, 7/15/44	979,928
1,111,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	920,119
971,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	775,406
Principal Amount		MarketValue

	Utilities — (Continued)
$ 789,000	PacifiCorp., 5.750%, 4/1/37	$ 928,790
1,615,000	WEC Energy Group, Inc., (3M LIBOR +2.112%), 2.619%, 5/15/67(B)	1,369,520
		8,746,608
	Industrials — 1.0%
804,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	741,028
501,000	Boeing Co. (The), 5.805%, 5/1/50	578,250
947,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	1,181,132
644,000	Carrier Global Corp., 3.577%, 4/5/50	588,967
1,180,000	CNH Industrial Capital LLC, 1.450%, 7/15/26	1,084,925
635,000	FedEx Corp., 5.100%, 1/15/44	709,737
917,000	John Deere Capital Corp., MTN, 2.450%, 1/9/30	876,567
793,000	Norfolk Southern Corp., 4.837%, 10/1/41	893,768
846,000	Roper Technologies, Inc., 2.950%, 9/15/29	815,554
1,364,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	1,275,487
		8,745,415
	Information Technology — 0.9%
1,513,000	Apple, Inc., 2.750%, 1/13/25	1,516,919
619,000	Apple, Inc., 4.650%, 2/23/46	732,080
1,398,000	Broadcom, Inc., 4.150%, 11/15/30	1,417,039
1,136,000	Microchip Technology, Inc., 144a, 0.983%, 9/1/24	1,076,494
476,000	Microsoft Corp., 3.500%, 2/12/35	498,600
974,000	NXP BV / NXP Funding LLC (China), 144a, 5.350%, 3/1/26	1,034,437
590,000	Oracle Corp., 2.650%, 7/15/26	566,487
390,000	Oracle Corp., 3.600%, 4/1/40	338,631
673,000	Visa, Inc., 4.150%, 12/14/35	731,971
683,000	VMware, Inc., 1.400%, 8/15/26	627,885
		8,540,543
	Energy — 0.8%
712,000	Boardwalk Pipelines LP, 4.800%, 5/3/29	736,421
613,000	Canadian Natural Resources Ltd. (Canada), 6.250%, 3/15/38	733,053
635,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	688,016
662,000	Continental Resources, Inc., 144a, 5.750%, 1/15/31	724,096
754,000	Energy Transfer LP, 4.150%, 9/15/29	756,313
621,000	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	570,513
808,000	Midwest Connector Capital Co. LLC, 144a, 3.900%, 4/1/24	811,096
810,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	1,016,753
663,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35	594,220
592,000	Valero Energy Corp., 4.000%, 6/1/52	556,057
		7,186,538
	Real Estate — 0.7%
914,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	908,812
730,000	Equinix, Inc. REIT, 2.900%, 11/18/26	707,946
1,012,000	Host Hotels & Resorts LP REIT, Ser F, 4.500%, 2/1/26	1,036,281
806,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	823,262
654,000	Mid-America Apartments LP REIT, 3.750%, 6/15/24	663,901
820,000	Realty Income Corp. REIT, 4.600%, 2/6/24	840,688
717,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	734,319
314,000	STORE Capital Corp. REIT, 4.500%, 3/15/28	322,430
589,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	611,324
		6,648,963
	Health Care — 0.7%
827,000	AbbVie, Inc., 4.450%, 5/14/46	885,145

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 12.1% (Continued)
	Health Care — (Continued)
$ 725,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	$ 675,236
798,000	Becton Dickinson and Co., 4.685%, 12/15/44	857,778
784,000	CommonSpirit Health, 4.187%, 10/1/49	779,718
733,000	CVS Health Corp., 5.125%, 7/20/45	828,255
904,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	867,074
725,000	Mylan, Inc., 4.550%, 4/15/28	734,210
930,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	923,394
		6,550,810
	Consumer Staples — 0.6%
1,077,000	7-Eleven, Inc., 144a, 0.950%, 2/10/26	980,054
1,164,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	1,293,936
1,240,000	JBS Finance Luxembourg Sarl, 144a, 2.500%, 1/15/27	1,151,662
398,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 4.375%, 2/2/52	346,126
321,000	Kroger Co. (The), 5.000%, 4/15/42	356,470
908,000	Mars, Inc., 144a, 3.875%, 4/1/39	918,799
517,000	Starbucks Corp., 3.350%, 3/12/50	465,228
		5,512,275
	Materials — 0.2%
535,000	Braskem America Finance Co. (Brazil), 144a, 7.125%, 7/22/41	588,505
567,000	Braskem Netherlands Finance BV (Brazil), 144a, 5.875%, 1/31/50	562,464
903,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	955,879
		2,106,848
	Total Corporate Bonds	$111,271,659
	U.S. Treasury Obligations — 7.9%
17,680,000	U.S. Treasury Bond, 1.750%, 8/15/41	15,340,162
475,000	U.S. Treasury Bond, 2.250%, 2/15/52	455,332
29,524,000	U.S. Treasury Note, 0.750%, 5/31/26	27,491,919
14,170,000	U.S. Treasury Note, 0.875%, 1/31/24	13,818,517
137,000	U.S. Treasury Note, 1.250%, 8/15/31	124,606
7,195,000	U.S. Treasury Note, 1.500%, 1/31/27	6,885,840
9,472,000	U.S. Treasury Note, 1.625%, 5/15/31	8,922,920
	Total U.S. Treasury Obligations	$73,039,296
	Commercial Mortgage-Backed Securities — 3.1%
825,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	849,011
27,840,276	BANK, Ser 2019-BN21, Class XA, 0.868%, 10/17/52(B)(C)(D)	1,451,520
905,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	845,359
1,150,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55	1,110,349
870,000	BBCMS Mortgage Trust, Ser 2021-C11, Class A5, 2.322%, 9/15/54	798,981
2,520,000	BBCMS Mortgage Trust, Ser 2021-C12, Class A5, 2.689%, 11/15/54	2,385,227
670,000	BBCMS Mortgage Trust, Ser 2022-C14, Class A5, 2.946%, 2/15/55	650,622
915,000	BHMS, Ser 2018-ATLS, Class A, 144a, (1M LIBOR +1.250%), 1.647%, 7/15/35(B)	905,516
900,000	BPR Trust, Ser 2021-KEN, Class B, 144a, (1M LIBOR +1.950%), 2.347%, 2/15/29(B)	895,066
1,500,000	BX Commercial Mortgage Trust, Ser 2020-VIV3, Class B, 144a, 3.544%, 3/9/44(B)(D)	1,424,706
1,500,000	BX Commercial Mortgage Trust, Ser 2020-VIV4, Class A, 144a, 2.843%, 3/9/44	1,404,679
755,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	718,731
Principal Amount		MarketValue
	Commercial Mortgage-Backed Securities — 3.1% (Continued)
$ 1,230,000	COMM Mortgage Trust, Ser 2015-DC1, Class A5, 3.350%, 2/10/48	$ 1,228,964
1,220,000	COMM Mortgage Trust, Ser 2018-HOME, Class A, 144a, 3.815%, 4/10/33(B)(D)	1,207,705
700,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.541%, 1/10/43(B)(D)	676,515
1,205,000	GS Mortgage Securities Trust, Ser 2020-GC47, Class A5, 2.377%, 5/12/53	1,118,967
1,500,000	HONO Mortgage Trust, Ser 2021-LULU, Class B, 144a, (1M LIBOR +1.450%), 1.847%, 10/15/36(B)	1,476,157
562,000,000	Independence Plaza Trust, Ser 2018-INDP, Class XCP, 144a, 0.115%, 7/10/35(B)(C)(D)	1,150,021
2,485,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	2,498,781
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (1M LIBOR +1.020%), 2.270%, 11/15/35(B)	498,616
1,100,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class AS, 4.177%, 7/15/51	1,137,998
825,000	SG Commercial Mortgage Securities Trust, Ser 2019-787E, Class A, 144a, 4.163%, 2/15/41	842,579
770,000	Wells Fargo Commercial Mortgage Trust, Ser 2018-AUS, Class B, 144a, 4.058%, 8/17/36(B)(D)	763,541
2,220,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C54, Class A4, 3.040%, 10/15/52	2,168,732
772,386	WFRBS Commercial Mortgage Trust, Ser 2014-C19, Class A3, 3.660%, 3/15/47	770,139
	Total Commercial Mortgage-Backed Securities	$28,978,482
	U.S. Government Mortgage-Backed Obligations — 2.8%
1,634	FHLMC, Pool #G08062, 5.000%, 6/1/35	1,770
153,569	FHLMC, Pool #G08637, 4.000%, 4/1/45	160,157
856,724	FHLMC, Pool #Q02664, 4.500%, 8/1/41	913,446
1,444,674	FHLMC, Pool #Q29056, 4.000%, 10/1/44	1,509,789
810,001	FHLMC, Pool #Q29260, 4.000%, 10/1/44	846,495
2,059,550	FHLMC REMIC, Pool #QD2143, 2.000%, 12/1/51	1,914,955
1,727,163	FHLMC REMIC, Pool #SD8148, 3.000%, 5/1/51	1,693,343
422	FNMA, Pool #690305, 5.500%, 3/1/33	449
332,861	FNMA, Pool #725423, 5.500%, 5/1/34	360,919
297,444	FNMA, Pool #725610, 5.500%, 7/1/34	325,789
54,121	FNMA, Pool #748895, 6.000%, 12/1/33	56,034
116,495	FNMA, Pool #AD9193, 5.000%, 9/1/40	125,376
317,211	FNMA, Pool #AH8925, 4.500%, 3/1/41	337,795
175,296	FNMA, Pool #AL5718, 3.500%, 9/1/44	178,925
336,355	FNMA, Pool #AR9195, 3.000%, 3/1/43	335,683
600,330	FNMA, Pool #BC1809, 3.500%, 5/1/46	611,751
2,013,204	FNMA, Pool #BT7156, 2.000%, 8/1/51	1,871,960
2,159,852	FNMA, Pool #CB1336, 2.000%, 8/1/41	2,040,556
703,281	FNMA, Pool #FM4996, 2.000%, 12/1/50	655,646
2,052,361	FNMA, Pool #FM5085, 2.000%, 12/1/50	1,912,216
687,345	FNMA, Pool #FM5166, 3.000%, 12/1/50	674,655
630,944	FNMA, Pool #FM5279, 3.500%, 11/1/50	634,265
507,341	FNMA, Pool #FM5468, 2.500%, 1/1/36	502,283
645,391	FNMA, Pool #FM5682, 2.500%, 1/1/51	617,955
1,865,746	FNMA, Pool #FM7913, 2.000%, 4/1/36	1,814,952
2,139,413	FNMA, Pool #FM8360, 2.500%, 8/1/51	2,050,557
2,125,274	FNMA, Pool #FM8361, 2.500%, 8/1/51	2,033,129
804,836	FNMA, Pool #MA4166, 3.000%, 10/1/40	797,721
513,036	GNMA, Pool #5175, 4.500%, 9/20/41	547,110
	Total U.S. Government Mortgage-Backed Obligations	$25,525,681

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Asset-Backed Securities — 2.5%
$ 1,000,000	AB BSL CLO 2 Ltd. (Cayman Islands), Ser 2021-2A, Class B1, 144a, (3M LIBOR +1.650%), 1.891%, 4/15/34(B)	$ 979,507
1,500,000	AB BSL CLO 3, Ltd. (Cayman Islands), Ser 2021-3A, Class B, 144a, (3M LIBOR +1.700%), 1.838%, 10/20/34(B)	1,467,406
362,586	Adams Outdoor Advertising LP, Ser 2018-1, Class A, 144a, 4.810%, 11/15/48	367,075
575,000	Benefit Street Partners CLO XIX Ltd. (Cayman Islands), Ser 2019-19A, Class B, 144a, (3M LIBOR +2.000%), 2.241%, 1/15/33(B)	574,997
345,189	CF Hippolyta LLC, Ser 2020-1, Class A1, 144a, 1.690%, 7/15/60	326,480
1,386,063	CLI Funding VI LLC, Ser 2020-3A, Class A, 144a, 2.070%, 10/18/45	1,288,414
848,750	Driven Brands Funding LLC, Ser 2019-1A, Class A2, 144a, 4.641%, 4/20/49	846,407
397,699	Elara HGV Timeshare Issuer LLC, Ser 2019-A, Class B, 144a, 2.910%, 1/25/34	383,235
1,029,600	Jack in the Box Funding LLC, Ser 2019-1A, Class A2II, 144a, 4.476%, 8/25/49	1,017,416
1,000,000	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	944,889
377,055	Jersey Mike's Funding, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	372,652
950,000	Jimmy Johns Funding LLC, Ser 2022-1A, Class A2I, 144a, 4.077%, 4/30/52	928,625
1,150,000	Madison Park Funding XLIX Ltd. (Cayman Islands), Ser 2021-49A, Class B1, 144a, (3M LIBOR +1.700%), 1.819%, 10/19/34(B)	1,139,307
573,777	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(B)(D)	546,829
843,625	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	791,724
525,000	New Mountain CLO 1 Ltd. (Cayman Islands), Ser CLO-1A, Class AR, 144a, (3M LIBOR +1.200%), 1.441%, 10/15/34(B)	520,257
1,500,000	Palmer Square CLO, Ltd. (Cayman Islands), Ser 2021-4A, Class B, 144a, (3M LIBOR +1.650%), 1.786%, 10/15/34(B)	1,490,814
1,000,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-2A, Class A2, 144a, (3M LIBOR +1.250%), 1.730%, 5/20/29(B)	988,077
1,000,000	Planet Fitness Master Issuer LLC, Ser 2022-1A, Class A2I, 144a, 3.251%, 12/5/51	951,683
1,500,000	Rockford Tower CLO, Ltd. (Cayman Islands), Ser 2021-3A, Class B, 144a, (3M LIBOR +1.750%), 1.877%, 10/20/34(B)(E)	1,484,736
408,613	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	383,242
1,430,000	Textainer Marine Containers, Ltd., Ser 2021-3A, Class A, 144a, 1.940%, 8/20/46	1,298,513
1,400,000	Towd Point Mortgage Trust, Ser 2015-6, Class B1, 144a, 3.797%, 4/25/55(B)(D)	1,372,301
1,140,000	Towd Point Mortgage Trust, Ser 2019-4, Class M1B, 144a, 3.000%, 10/25/59(B)(D)	1,051,849
1,500,000	Whitebox CLO I, Ltd. (Cayman Islands), Ser 2019-1A, Class ANBR, 144a, (3M LIBOR +1.700%), 1.959%, 7/24/32(B)	1,481,890
	Total Asset-Backed Securities	$22,998,325
Shares
Exchange-Traded Fund — 1.4%
133,451	iShares JP Morgan USD Emerging Markets Bond ETF	13,046,170
Principal Amount		MarketValue
	Non-Agency Collateralized Mortgage Obligations — 1.3%
$ 143,207	Agate Bay Mortgage Trust, Ser 2013-1, Class B3, 144a, 3.578%, 7/25/43(B)(D)	$ 143,322
396,347	Agate Bay Mortgage Trust, Ser 2015-4, Class B2, 144a, 3.535%, 6/25/45(B)(D)	396,580
464,860	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.665%, 10/25/45(B)(D)	463,042
239,091	CSMC Trust, Ser 2013-IVR3, Class B2, 144a, 3.389%, 5/25/43(B)(D)	239,433
377,562	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.935%, 1/25/45(B)(D)	377,361
412,190	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.811%, 12/25/44(B)(D)	410,882
572,799	GS Mortgage-Backed Securities Trust, Ser 2021-PJ6, Class A2, 144a, 2.500%, 11/25/51(B)(D)	531,443
1,369,658	GS Mortgage-Backed Securities Trust, Ser 2021-PJ8, Class A8, 144a, 2.500%, 1/25/52(B)(D)	1,308,600
700,571	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.460%, 1/25/47(B)(D)	683,916
1,133,331	JP Morgan Mortgage Trust, Ser 2020-5, Class B1, 144a, 3.616%, 12/25/50(B)(D)	1,088,183
1,548,982	JP Morgan Mortgage Trust, Ser 2021-10, Class A4, 144a, 2.500%, 12/25/51(B)(D)	1,486,959
1,397,426	Mill City Mortgage Loan Trust, Ser 2019-1, Class M1, 144a, 3.500%, 10/25/69(B)(D)	1,374,950
177,237	Sequoia Mortgage Trust, Ser 2015-2, Class A19, 144a, 3.500%, 5/25/45(B)(D)	172,111
903,042	Sequoia Mortgage Trust, Ser 2018-CH3, Class B1B, 144a, 4.747%, 8/25/48(B)(D)	904,849
819,322	Sequoia Mortgage Trust, Ser 2018-CH3, Class B2B, 144a, 4.747%, 8/25/48(B)(D)	820,509
1,386,374	Wells Fargo Mortgage Backed Securities Trust, Ser 2021-2, Class A3, 144a, 2.500%, 6/25/51(B)(D)	1,330,862
	Total Non-Agency Collateralized Mortgage Obligations	$11,733,002
	Sovereign Government Obligations — 0.7%
674,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28	521,514
650,000	Chile Government International Bond, 3.100%, 5/7/41	573,866
801,000	Chile Government International Bond, 3.100%, 1/22/61	660,777
663,000	Colombia Government International Bond, 3.250%, 4/22/32	553,870
506,000	Colombia Government International Bond, 5.000%, 6/15/45	426,649
725,000	Ecuador Government International Bond, 144a, 5.000%, 7/31/30	605,382
680,000	Egypt Government International Bond, 144a, 5.875%, 2/16/31	569,624
680,000	Ghana Government International Bond, 144a, 7.625%, 5/16/29	492,320
777,000	Mexico Government International Bond, 3.771%, 5/24/61	630,232
655,000	Nigeria Government International Bond, 144a, 7.625%, 11/28/47	544,240
498,000	Panama Government International Bond, 4.300%, 4/29/53	478,648
650,000	Republic of Uzbekistan International Bond, 144a, 3.700%, 11/25/30	560,625
	Total Sovereign Government Obligations	$6,617,747

Touchstone Balanced Fund (Unaudited) (Continued)
Shares		MarketValue
	Preferred Stocks — 0.3%
	Financials — 0.2%
5,650	Bank of America Corp., Ser NN, 4.375%(A)	$ 122,322
19,645	Bank of America Corp., Ser QQ, 4.250%(A)	424,136
22,600	JPMorgan Chase & Co., Ser JJ, 4.550%(A)	494,036
20,386	JPMorgan Chase & Co., Ser MM, 4.200%(A)	429,737
7,114	US Bancorp, Ser L, 3.750%(A)	140,217
7,449	US Bancorp, Ser M, 4.000%(A)	154,045
11,300	Wells Fargo & Co., Ser DD, 4.250%(A)	233,797
		1,998,290
	Real Estate — 0.1%
24,638	Public Storage REIT, Ser P, 4.000%(A)	504,833
	Total Preferred Stocks	$2,503,123
Principal Amount
	Agency Collateralized Mortgage Obligations — 0.2%
$ 565,547	FHLMC REMIC, Ser 3859, Class JB, 5.000%, 5/15/41	595,813
1,370,000	FREMF Mortgage Trust, Ser 2019-K103, Class B, 144a, 3.454%, 12/25/51(B)(D)	1,306,718
271,505	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	280,831
4,053,157	GNMA, Ser 2012-147, Class IO, 0.559%, 4/16/54(B)(C)(D)	61,813
	Total Agency Collateralized Mortgage Obligations	$2,245,175
Shares
	Short-Term Investment Funds — 2.6%
22,771,755	Dreyfus Government Cash Management, Institutional Shares, 0.19%∞Ω	22,771,755
870,750	Invesco Government & Agency Portfolio, Institutional Class, 0.25%∞Ω**	870,750
	Total Short-Term Investment Funds	$23,642,505
	Total Investment Securities—100.1% (Cost $731,242,751)	$922,938,207
	Liabilities in Excess of Other Assets — (0.1%)	(541,858)
	Net Assets — 100.0%	$922,396,349
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2022.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(D)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(E)	Security has no stated coupon and is considered an equity position in the collateralized loan obligation (“CLO”). CLO equity investments are entitled to recurring distributions which are generally equal to the excess cash flow generated from the underlying investments after payment of the contractual payments to debt holders and fund expenses.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2022 was $850,413.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FREMF – Freddie Mac Multifamily Securitization
GNMA – Government National Mortgage Association
IO – Interest Only
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities were valued at $73,402,428 or 8.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Balanced Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$601,337,042	$—	$—	$601,337,042
Corporate Bonds	—	111,271,659	—	111,271,659
U.S. Treasury Obligations	—	73,039,296	—	73,039,296
Commercial Mortgage-Backed Securities	—	28,978,482	—	28,978,482
U.S. Government Mortgage-Backed Obligations	—	25,525,681	—	25,525,681
Asset-Backed Securities	—	22,998,325	—	22,998,325
Exchange-Traded Fund	13,046,170	—	—	13,046,170
Non-Agency Collateralized Mortgage Obligations	—	11,733,002	—	11,733,002
Sovereign Government Obligations	—	6,617,747	—	6,617,747
Preferred Stocks	2,503,123	—	—	2,503,123
Agency Collateralized Mortgage Obligations	—	2,245,175	—	2,245,175
Short-Term Investment Funds	23,642,505	—	—	23,642,505
Other Financial Instruments
Futures
Interest rate contracts	85,182	—	—	85,182
Total Assets	$640,614,022	$282,409,367	$—	$923,023,389
Liabilities:
Other Financial Instruments
Futures
Interest rate contracts	$(217,230)	$—	$—	$(217,230)
Total Liabilities	$(217,230)	$—	$—	$(217,230)
Total	$640,396,792	$282,409,367	$—	$922,806,159
Futures Contracts
At March 31, 2022, $125,895 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at March 31, 2022:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Futures:
10-Year Ultra Long U.S. Treasury Bond	6/21/2022	126	$17,154,245	$85,182
Long Futures:
5-Year U.S. Treasury Note	6/30/2022	311	35,885,043	(217,230)
				$(132,048)
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Core Municipal Bond Fund – March 31, 2022 (Unaudited)
Principal Amount		Market Value
	Fixed Rate Revenue Bonds – 67.9%
$1,000,000	Allen County, OH, Hospital Fac. Rev. Ser I, 4.000%, 12/01/40	$ 1,052,105
500,000	American Municipal Power Inc, Revenue, 5.000%, 02/15/35	591,345
240,000	Avondale, AZ, Revenue, 5.000%, 07/01/22	242,307
500,000	Board of Regents of the Univ. of Texas System, Revenue Ser D, 5.000%, 08/15/25	548,710
500,000	California Educational Fac. Auth., Revenue Ser A, 4.000%, 12/01/50	515,250
75,000	California Municipal Finance Authority, Revenue, 5.000%, 06/01/29	86,859
450,000	City of Erie Higher Education Building Authority, Revenue, 5.000%, 05/01/47	502,457
500,000	City of Panama City Beach,, 4.000%, 11/01/44	532,920
500,000	Cleveland, OH, Airport System Rev. Ser B, 5.000%, 01/01/37	565,886
750,000	Cleveland, OH, Income Tax Rev. Ser B, 5.000%, 10/01/29	818,487
500,000	Cobb County Kennestone Hospital Auth., Revenue, 4.000%, 04/01/52	522,316
500,000	Connecticut State Health & Educational Fac. Auth., Revenue Ser M, 4.000%, 07/01/52	522,762
700,000	County of Miami-Dade FL Aviation Revenue, Revenue Ser A, 5.000%, 10/01/33	808,938
575,000	County of St Louis, Revenue, 5.000%, 05/01/27	653,107
1,000,000	Cuyahoga County, OH COP, 5.000%, 12/01/32	1,044,144
250,000	Cuyahoga Metropolitan Housing Authority, Rev., 2.000%, 12/01/31	229,270
200,000	Dayton, OH, Water System Rev., 4.000%, 12/01/30	214,422
685,000	DeKalb-Jackson Water Supply District Inc, Revenue Ser A, 5.000%, 07/01/32	800,929
150,000	District of Columbia, Revenue, 5.000%, 07/15/27	164,778
650,000	Energy Northwest, Revenue, 5.000%, 07/01/23	677,011
60,000	Florida Department of Environmental Protection, Revenue, 5.000%, 07/01/22	60,587
510,000	Florida Governmental Utility Auth., Revenue Ser A, 5.000%, 10/01/25	549,460
500,000	Hamilton County, OH, 5.000%, 02/01/30	522,882
1,080,000	Hamilton County, OH, 5.000%, 05/15/33	1,145,526
500,000	Hamilton County, OH, 5.000%, 08/15/40	580,418
1,000,000	Hamilton County, OH EDR, 5.000%, 06/01/33	1,077,851
200,000	Horsham Water and Sewer Auth., Revenue, 5.000%, 11/15/27	228,252
500,000	Hospitals & Higher Education Fac. Auth. of Philadelphia/The, Revenue, 5.000%, 07/01/37	578,893
630,000	Idaho Housing & Finance Association, Revenue Ser A, 5.000%, 07/15/23	655,675
675,000	Illinois State Toll Highway Authority, Revenue Ser A, 5.000%, 01/01/46	780,703
50,000	Indiana University, Revenue Ser A, 5.000%, 06/01/22	50,326
130,000	Indianapolis , IN, Thermal Energy System Revenue Ser A, 5.000%, 10/01/28	145,620
525,000	Jacksonville, FL, Revenue Ser R, 5.000%, 10/01/35	625,763
595,000	Kentucky Public Energy Auth., Revenue Ser 1, 4.000%, 02/01/30	639,478
150,000	Lexington Fayette Urban County Government Public Fac. Corp., Revenue, 5.000%, 10/01/27	169,119
100,000	Louisiana Public Fac. Auth., Revenue Ser A, 5.000%, 12/15/27	111,862
675,000	Louisville and Jefferson County Metropolitan Sewer District,, 3.000%, 10/14/22	681,677
100,000	Louisville and Jefferson County Metropolitan Sewer District, Revenue, 4.000%, 05/15/29	106,615
Principal Amount		Market Value

$ 500,000	Louisville/Jefferson County Metropolitan Government, Revenue Ser A, 5.000%, 05/15/52	$ 551,393
500,000	Maryland Stadium Auth. Built to Learn Revenue Ser A, 4.000%, 06/01/52	524,358
500,000	Maryland Stadium Auth., Revenue, 5.000%, 06/01/28	574,870
100,000	Mesquite , TX, Waterworks & Sewer System Revenue, 5.000%, 03/01/26	111,224
575,000	Metropolitan Transportation Authority, Revenue, 5.000%, 11/15/22	586,956
500,000	Metropolitan Washington Airports Auth. Dulles Toll Road Revenue, 4.000%, 10/01/52	525,090
500,000	Michigan Finance Authority, Revenue, 5.000%, 06/01/32	572,004
190,000	Minnesota Higher Education Fac. Auth., Revenue Ser G, 5.000%, 12/01/29	207,191
425,000	Mississippi Development Bank, Revenue, 5.000%, 10/01/23	444,408
200,000	Monmouth County Improvement Auth./The, Revenue Ser C, 5.000%, 12/01/28	226,214
750,000	New Jersey Educational Fac. Auth., Revenue Ser A, 5.000%, 07/01/26	835,006
50,000	New Jersey Health Care Facilities Financing Authority, Revenue, 5.000%, 07/01/22	50,479
500,000	New Jersey Transportation Trust Fund Authority, Revenue, 5.000%, 06/15/45	552,144
500,000	New York State Dormitory Auth., Revenue Ser B, 5.000%, 02/15/28	570,658
500,000	Newark Higher Education Finance Corp., Revenue Ser A, 4.000%, 04/01/57	504,614
650,000	North Sumter County Utility Dependent District, Revenue Ser N, 5.000%, 10/01/49	739,243
160,000	North Texas Tollway Auth., Revenue Ser A, 5.000%, 01/01/28	175,979
500,000	Ohio Higher Educational Fac. Commission, 5.000%, 03/01/34	540,873
525,000	Ohio State University (The) Ser A, 4.000%, 12/01/33	550,281
500,000	Pasco County School Board, COP Ser B, 5.000%, 08/01/46	586,454
695,000	Pennsylvania Turnpike Commission, Revenue, 5.000%, 12/01/44	797,195
500,000	Polaris Career Center COP, 5.000%, 11/01/35	544,847
630,000	Rhode Island Commerce Corp, Revenue Ser A, 5.000%, 06/15/22	634,936
555,000	Riverside County Infrastructure Financing Auth., Revenue Ser A, 5.000%, 11/01/27	638,012
660,000	Santa Fe Public School District, Revenue, 5.000%, 08/01/22	668,313
580,000	South Carolina Jobs-Economic Development Auth., Revenue Ser A, 4.000%, 04/01/52	613,424
500,000	South Carolina Public Service Auth., Revenue Ser A, 4.000%, 12/01/52	523,483
305,000	South Carolina Public Service Authority, Revenue Ser B, 5.000%, 12/01/43	352,112
585,000	South Wayne County Water and Sewer Authority, Revenue Ser S, 4.000%, 02/15/37	632,438
170,000	Southeastern Pennsylvania Transportation Auth., Revenue, 5.000%, 06/01/26	186,675
100,000	St. Charles, MO, COP, 4.000%, 04/01/27	106,912
510,000	State Board of Higher Education of the State of North Dakota, Revenue Ser A, 5.000%, 04/01/29	575,939
75,000	State of North Carolina, Revenue Ser B, 5.000%, 06/01/22	75,488
400,000	State of Ohio, 4.000%, 11/15/40	419,708
1,000,000	State of Ohio Ser A, 4.000%, 01/15/46	1,028,679
500,000	Tobacco Settlement Financing Corp, Revenue, 5.000%, 06/01/30	557,400

Touchstone Core Municipal Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Fixed Rate Revenue Bonds – 67.9% (Continued)
$ 500,000	Town of Upland, Revenue EDR, 4.000%, 09/01/43	$ 526,295
50,000	Triborough Bridge & Tunnel Authority, Revenue Ser A, 5.000%, 11/15/22	51,107
75,000	Triborough Bridge & Tunnel Authority, Revenue Ser B, 5.000%, 11/15/22	76,707
140,000	Univ. of Iowa/The, Revenue Ser B, 4.000%, 07/01/29	152,254
695,000	USF Financing Corp, COP Ser A, 5.000%, 07/01/23	722,479
500,000	Vernon, CA, Electric System Revenue, Revenue Ser A, 4.000%, 04/01/22	500,000
590,000	Vernon, CA, Electric System Revenue, Revenue Ser A, 4.000%, 10/01/22	596,535
500,000	Virginia Public Building Auth., Revenue Ser 1, 5.000%, 08/01/28	582,845
50,000	Volusia County School Board, COP Ser B, 5.000%, 08/01/24	53,278
295,000	Washington State University, Revenue, 5.000%, 04/01/26	327,921
130,000	West Virginia Parkways Auth., Revenue, 5.000%, 06/01/29	151,533
500,000	Wisconsin Health & Educational Fac. Auth., Revenue, 5.000%, 12/01/38	592,803
240,000	Yamhill County, OR, Revenue, 4.000%, 12/01/41	249,235
	Total Fixed Rate Revenue Bonds	$42,172,702
	General Obligation Bonds – 24.5%
500,000	Adams & Weld Counties School District No 27J Brighton, UTGO, 5.000%, 12/01/27	575,640
1,000,000	Albuquerque, NM, UTGO Ser D, 5.000%, 07/01/25	1,094,788
180,000	Carrollton-Farmers Branch Independent School District, UTGO, 5.000%, 02/15/29	208,540
500,000	Chicago Board of Education, UTGO, 4.000%, 12/01/47	482,506
500,000	Commonwealth of Pennsylvania, UTGO, 5.000%, 05/15/27	569,624
500,000	Dallas, TX, LTGO, 5.000%, 02/15/28	576,827
50,000	Fairfield-Suisun Unified School District, Revenue, 4.000%, 08/01/28	53,973
75,000	Fruitvale School District, Revenue, 5.000%, 08/01/22	75,952
125,000	Gatlinburg, TN, UTGO Ser A, 4.000%, 05/01/29	137,340
155,000	Grand Rapids Public Schools, UTGO, 5.000%, 05/01/29	171,209
125,000	Greenville, TX, LTGO, 4.000%, 02/15/29	136,588
1,000,000	Hamilton County, OH LTGO Ser A, 5.000%, 12/01/37	1,146,113
1,000,000	Hennepin County, MN, UTGO Ser B, 5.000%, 12/01/22	1,025,031
120,000	Houston Community College System, LTGO, 5.000%, 02/15/26	133,139
500,000	Jackson, MS, UTGO, 5.000%, 03/01/28	576,082
500,000	Kansas City, MO, UTGO Ser A, 5.000%, 02/01/28	574,090
825,000	Licking Heights LSD UTGO, 6.400%, 12/01/28	951,208
115,000	Montgomery, AL, LTGO, 4.000%, 02/01/27	124,950
500,000	New Orleans, LA, Revenue Ser A, 5.000%, 12/01/50	574,812
195,000	Peabody, MA, LTGO Ser B, 4.000%, 07/15/22	196,626
540,000	Portage Public Schools, Revenue, 5.000%, 05/01/22	541,672
250,000	Prairiestar Metropolitan District No 2, LTGO Ser A, 5.000%, 12/01/46	284,172
650,000	Romulus Community Schools, Revenue Ser A, 4.000%, 05/01/23	665,360
440,000	School District of Philadelphia/The, LTGO Ser D, 5.000%, 09/01/25	478,236
50,000	Shakopee Independent School District No 720, Revenue Ser A, 5.000%, 02/01/23	51,443
250,000	Shelbyville, TN, Revenue, 5.000%, 12/01/27	287,532
50,000	State of Connecticut, Revenue Ser B, 5.000%, 01/15/23	51,406
Principal Amount		Market Value

$ 500,000	State of Mississippi, Revenue Ser C, 5.000%, 10/01/36	$ 579,873
75,000	Tahoe-Truckee Unified School District, Revenue Ser B, 4.000%, 08/01/22	75,722
1,000,000	Toledo, OH, LTGO, 4.000%, 12/01/35	1,080,349
525,000	Township of Piscataway, Revenue, 5.000%, 12/01/23	552,268
300,000	Upper Arlington, OH LTGO, 4.000%, 12/01/32	317,671
135,000	Waco, TX, LTGO, 5.000%, 02/01/23	138,895
75,000	Waterbury, CT, Revenue Ser A, 5.000%, 11/15/26	84,361
600,000	Will County School District No 122, UTGO Ser A, 4.000%, 10/01/33	655,585
	Total General Obligation Bonds	$15,229,583
	Pre-refunded/Escrowed to Maturity(A) — 5.4%
50,000	Grant County Public Utility District No 2 Priest Rapids Hydroelectric Project, Revenue Pre-refunded @ 100, 3.750%, 01/01/43	52,964
1,000,000	Green, OH, 4.000%, 12/01/30	1,017,630
1,000,000	Hamilton County, OH Pre-refunded @ 100, 5.250%, 06/01/32	1,006,791
1,000,000	Kent State Univ. Pre-refunded @ 100, 4.500%, 05/01/32	1,002,745
250,000	Lakewood CSD UTGO Pre-refunded @ 100, 5.000%, 11/01/33	255,383
	Total Pre-refunded/Escrowed to Maturity	$3,335,513
Shares
	Short-Term Investment Fund — 6.6%
4,110,939	Dreyfus Government Cash Management Institutional Shares, 0.190%∞Ω	4,110,939
	Total Investment Securities—104.4% (Cost $66,403,556)	$64,848,737
	Liabilities in Excess of Other Assets — (4.4%)	$(2,709,925)
	Net Assets — 100.0%	$62,138,812
(A)	Bonds denoted as pre-refunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated are the stipulated pre-refunded dates.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2022.
Portfolio Abbreviations:
COP–Certificates of Participation
CSD–City School District
EDR–Economic Development Revenue
LSD–Local School District
LTGO–Limited Tax General Obligation
UTGO–Unlimited Tax General Obligation
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$60,737,798	$—	$60,737,798
Short-Term Investment Fund	4,110,939	—	—	4,110,939
Total	$4,110,939	$60,737,798	$—	$64,848,737
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone International Equity Fund – March 31, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 94.5%
	France — 15.3%
	Communication Services — 2.8%
144,100	JCDecaux SA*	$ 3,405,678
	Consumer Discretionary — 7.0%
117,100	Accor SA*	3,772,877
25,500	Cie Generale des Etablissements Michelin SCA	3,455,648
1,700	LVMH Moet Hennessy Louis Vuitton SE	1,213,459
	Energy — 3.5%
85,000	TotalEnergies SE†	4,300,962
	Health Care — 2.0%
23,200	Sanofi	2,371,960
	Total France	18,520,584
	Switzerland — 13.4%
	Consumer Staples — 2.9%
26,800	Nestle SA	3,484,500
	Health Care — 5.3%
31,500	Novartis AG	2,765,434
9,000	Roche Holding AG	3,560,957
	Industrials — 3.0%
80,200	Adecco Group AG	3,637,997
	Materials — 2.2%
55,200	Holcim Ltd.	2,684,750
	Total Switzerland	16,133,638
	United Kingdom — 13.2%
	Consumer Staples — 2.6%
40,800	Reckitt Benckiser Group PLC	3,112,467
	Health Care — 3.8%
1,636,000	ConvaTec Group PLC, 144a	4,633,528
	Industrials — 2.0%
63,700	Bunzl PLC	2,470,356
	Information Technology — 2.8%
38,200	AVEVA Group PLC	1,220,133
63,600	Spectris PLC	2,156,969
	Real Estate — 2.0%
1,046,437	Foxtons Group PLC	591,100
122,000	Savills PLC	1,774,045
	Total United Kingdom	15,958,598
	Japan — 8.4%
	Communication Services — 3.3%
137,300	Nippon Telegraph & Telephone Corp.	3,989,101
	Consumer Discretionary — 3.2%
228,500	USS Co. Ltd.	3,839,635
	Industrials — 1.9%
13,300	FANUC Corp.	2,334,282
	Total Japan	10,163,018
	Germany — 7.9%
	Health Care — 2.7%
87,900	Fresenius SE & Co. KGaA	3,227,378
	Industrials — 1.9%
29,100	Brenntag SE	2,346,377
	Information Technology — 1.5%
16,100	SAP SE	1,784,333
Shares		Market Value

	Germany — (Continued)
	Materials — 1.8%
76,100	FUCHS PETROLUB SE	$ 2,163,346
	Total Germany	9,521,434
	Mexico — 6.5%
	Communication Services — 1.6%
650,687	Megacable Holdings SAB de CV	1,962,857
	Consumer Staples — 4.9%
188,870	Gruma SAB de CV - Class B	2,368,139
2,492,100	Kimberly-Clark de Mexico SAB de CV - Class A	3,514,500
	Total Mexico	7,845,496
	Canada — 4.6%
	Materials — 4.6%
225,800	Barrick Gold Corp.	5,537,758
	United States — 3.4%
	Health Care — 3.4%
37,000	Medtronic PLC	4,105,150
	Hong Kong — 3.3%
	Consumer Discretionary — 3.3%
676,000	Galaxy Entertainment Group Ltd.	4,000,152
	South Korea — 3.2%
	Information Technology — 3.2%
68,000	Samsung Electronics Co. Ltd.	3,891,163
	Brazil — 3.2%
	Industrials — 3.2%
2,110,000	Boa Vista Servicos SA	3,851,230
	India — 2.5%
	Communication Services — 2.1%
855,900	Indus Towers Ltd.*	2,495,033
	Consumer Discretionary — 0.4%
1,980,000	PC Jeweller Ltd.*	542,196
	Total India	3,037,229
	Greece — 2.5%
	Consumer Discretionary — 2.5%
206,800	OPAP SA	3,010,241
	Norway — 1.9%
	Energy — 1.9%
156,300	TGS ASA	2,322,304
	China — 1.7%
	Communication Services — 1.7%
44,300	Tencent Holdings Ltd.	2,041,979
	Spain — 1.3%
	Industrials — 1.3%
20,000	Befesa SA, 144a	1,571,877
	Tanzania — 1.2%
	Communication Services — 1.2%
930,000	Helios Towers PLC*	1,409,836
	Netherlands — 1.0%
	Information Technology — 1.0%
1,800	ASML Holding NV	1,202,799
	Total Common Stocks	$114,124,486

Touchstone International Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Short-Term Investment Funds — 8.8%
6,002,589	Dreyfus Government Cash Management, Institutional Shares, 0.19%∞Ω	$ 6,002,588
4,633,299	Invesco Government & Agency Portfolio, Institutional Class, 0.25%∞Ω**	4,633,299
	Total Short-Term Investment Funds	$10,635,887
	Total Investment Securities — 103.3% (Cost $118,427,530)	$124,760,373
	Liabilities in Excess of Other Assets — (3.3)%	(3,933,991)
	Net Assets — 100.0%	$120,826,382
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2022 was $4,257,953.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2022.
Portfolio Abbreviations:
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities were valued at $6,205,405 or 5.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
France	$—	$18,520,584	$—	$18,520,584
Switzerland	—	16,133,638	—	16,133,638
United Kingdom	5,224,628	10,733,970	—	15,958,598
Japan	—	10,163,018	—	10,163,018
Germany	—	9,521,434	—	9,521,434
Mexico	7,845,496	—	—	7,845,496
Canada	5,537,758	—	—	5,537,758
United States	4,105,150	—	—	4,105,150
Hong Kong	—	4,000,152	—	4,000,152
South Korea	—	3,891,163	—	3,891,163
Brazil	3,851,230	—	—	3,851,230
India	—	3,037,229	—	3,037,229
Greece	—	3,010,241	—	3,010,241
Norway	—	2,322,304	—	2,322,304
China	—	2,041,979	—	2,041,979
Spain	—	1,571,877	—	1,571,877
Tanzania	1,409,836	—	—	1,409,836
Netherlands	—	1,202,799	—	1,202,799
Short-Term Investment Funds	10,635,887	—	—	10,635,887
Total	$38,609,985	$86,150,388	$—	$124,760,373
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone International Growth Fund – March 31, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 92.2%
	France — 14.0%
	Industrials — 4.2%
12,165	Safran SA	$ 1,432,253
4,230	Teleperformance	1,611,200
	Information Technology — 9.8%
26,950	Capgemini SE	5,980,289
29,050	Worldline SA, 144a*	1,260,776
	Total France	10,284,518
	Canada — 13.2%
	Consumer Discretionary — 2.7%
34,250	Dollarama, Inc.	1,942,427
	Financials — 7.6%
21,050	Bank of Montreal	2,477,035
6,440	Royal Bank of Canada	709,036
30,700	Toronto-Dominion Bank (The)	2,435,814
	Industrials — 2.9%
26,170	Canadian Pacific Railway Ltd.	2,160,072
	Total Canada	9,724,384
	India — 10.7%
	Financials — 8.7%
56,100	HDFC Bank Ltd. ADR	3,440,613
158,650	ICICI Bank Ltd. ADR	3,004,831
	Information Technology — 2.0%
18,140	Larsen & Toubro Infotech Ltd., 144a	1,462,629
	Total India	7,908,073
	United Kingdom — 9.2%
	Consumer Discretionary — 3.0%
102,800	Entain PLC*	2,202,082
	Health Care — 6.2%
34,360	AstraZeneca PLC	4,556,584
	Total United Kingdom	6,758,666
	United States — 6.8%
	Communication Services — 3.5%
490	Alphabet, Inc. - Class A*	1,362,862
5,415	Meta Platforms, Inc. - Class A*	1,204,079
	Financials — 1.8%
16,140	Charles Schwab Corp. (The)	1,360,763
	Information Technology — 1.5%
3,595	Microsoft Corp.	1,108,375
	Total United States	5,036,079
	Switzerland — 5.8%
	Health Care — 5.8%
23,850	Alcon, Inc.	1,889,538
5,650	Sonova Holding AG	2,360,222
	Total Switzerland	4,249,760
	Germany — 4.9%
	Communication Services — 3.0%
31,880	Stroeer SE & Co. KGaA	2,200,010
	Consumer Discretionary — 1.9%
6,030	adidas AG	1,405,147
	Total Germany	3,605,157
	Singapore — 3.9%
	Financials — 3.9%
110,300	DBS Group Holdings Ltd.	2,890,105
Shares		Market Value

	Japan — 3.9%
	Communication Services — 1.8%
58,700	Kakaku.com, Inc.	$ 1,310,933
	Industrials — 2.1%
35,300	Recruit Holdings Co. Ltd.	1,533,681
	Total Japan	2,844,614
	Taiwan — 3.6%
	Information Technology — 3.6%
25,730	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,682,610
	Israel — 3.6%
	Information Technology — 3.6%
11,980	Nice Ltd. ADR*	2,623,620
	South Korea — 3.3%
	Communication Services — 3.3%
8,860	NAVER Corp.	2,462,451
	Sweden — 3.1%
	Consumer Discretionary — 3.1%
22,630	Evolution AB, 144a	2,302,248
	Italy — 2.4%
	Information Technology — 2.4%
154,700	Nexi SpA, 144a*	1,785,195
	Spain — 1.9%
	Health Care — 1.9%
78,450	Grifols SA	1,423,919
	Thailand — 1.9%
	Consumer Staples — 1.9%
2,589,200	Thai Beverage PCL	1,362,420
	Total Common Stocks	$67,943,819
	Short-Term Investment Fund — 5.9%
4,359,126	Dreyfus Government Cash Management, Institutional Shares, 0.19%∞Ω	4,359,126
	Total Investment Securities — 98.1% (Cost $66,435,301)	$72,302,945
	Other Assets in Excess of Liabilities — 1.9%	1,433,103
	Net Assets — 100.0%	$73,736,048
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PCL – Public Company Limited
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities were valued at $6,810,848 or 9.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone International Growth Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
France	$—	$10,284,518	$—	$10,284,518
Canada	9,724,384	—	—	9,724,384
India	6,445,444	1,462,629	—	7,908,073
United Kingdom	—	6,758,666	—	6,758,666
United States	5,036,079	—	—	5,036,079
Switzerland	—	4,249,760	—	4,249,760
Germany	—	3,605,157	—	3,605,157
Singapore	—	2,890,105	—	2,890,105
Japan	—	2,844,614	—	2,844,614
Taiwan	2,682,610	—	—	2,682,610
Israel	2,623,620	—	—	2,623,620
South Korea	—	2,462,451	—	2,462,451
Sweden	—	2,302,248	—	2,302,248
Italy	—	1,785,195	—	1,785,195
Spain	—	1,423,919	—	1,423,919
Thailand	—	1,362,420	—	1,362,420
Short-Term Investment Fund	4,359,126	—	—	4,359,126
Total	$30,871,263	$41,431,682	$—	$72,302,945
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Large Cap Focused Fund – March 31, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 97.2%
	Information Technology — 28.1%
1,201,107	Apple, Inc.	$ 209,725,293
278,071	International Business Machines Corp.	36,154,792
824,262	Microsoft Corp.	254,128,217
701,356	Oracle Corp.	58,023,182
252,756	PayPal Holdings, Inc.*	29,231,231
321,608	salesforce, Inc.*	68,283,811
571,750	SS&C Technologies Holdings, Inc.	42,892,685
315,055	Texas Instruments, Inc.	57,806,291
292,038	Visa, Inc. - Class A	64,765,267
174,337	Workday, Inc. - Class A*	41,746,738
		862,757,507
	Communication Services — 15.0%
65,534	Alphabet, Inc. - Class C*	183,035,807
1,011,459	AT&T, Inc.	23,900,776
1,091,924	Comcast Corp. - Class A	51,123,882
802,853	Fox Corp. - Class A	31,672,551
469,900	Meta Platforms, Inc. - Class A*	104,486,964
91,956	Netflix, Inc.*	34,445,798
220,347	Walt Disney Co. (The)*	30,222,794
		458,888,572
	Health Care — 14.1%
348,761	AmerisourceBergen Corp.	53,956,814
526,434	BioMarin Pharmaceutical, Inc.*	40,588,061
1,201,507	Bristol-Myers Squibb Co.	87,746,056
244,363	HCA Healthcare, Inc.	61,242,255
517,873	Johnson & Johnson	91,782,632
190,852	UnitedHealth Group, Inc.	97,328,795
		432,644,613
	Financials — 11.6%
1,968,763	Bank of America Corp.	81,152,411
404,814	Berkshire Hathaway, Inc. - Class B*	142,862,909
240,178	Goldman Sachs Group, Inc. (The)	79,282,758
19,464	Markel Corp.*	28,714,071
79,796	Signature Bank	23,419,328
		355,431,477
	Consumer Discretionary — 10.2%
196,912	Airbnb, Inc. - Class A*	33,821,605
192,099	Alibaba Group Holding Ltd. (China) ADR*	20,900,371
47,776	Amazon.com, Inc.*	155,747,371
518,650	Hilton Worldwide Holdings, Inc.*	78,699,951
259,785	Starbucks Corp.	23,632,642
		312,801,940
	Industrials — 8.2%
77,131	Deere & Co.	32,044,845
94,428	FedEx Corp.	21,849,695
301,108	Hubbell, Inc.	55,334,617
Shares		Market Value

	Industrials — (Continued)
87,609	Parker-Hannifin Corp.	$ 24,859,930
827,857	Raytheon Technologies Corp.	82,015,793
797,936	Southwest Airlines Co.*	36,545,469
		252,650,349
	Consumer Staples — 3.3%
582,968	Monster Beverage Corp.*	46,579,143
594,112	Philip Morris International, Inc.	55,810,882
		102,390,025
	Energy — 2.7%
614,529	Exxon Mobil Corp.	50,753,950
801,837	Schlumberger NV	33,123,887
		83,877,837
	Real Estate — 2.5%
325,433	Jones Lang LaSalle, Inc.*	77,928,186
	Materials — 1.5%
613,323	DuPont de Nemours, Inc.	45,128,306
	Total Common Stocks	$2,984,498,812
	Short-Term Investment Fund — 2.9%
89,413,914	Dreyfus Government Cash Management, Institutional Shares, 0.19%∞Ω	89,413,914
	Total Investment Securities—100.1% (Cost $1,791,908,589)	$3,073,912,726
	Liabilities in Excess of Other Assets — (0.1%)	(2,170,290)
	Net Assets — 100.0%	$3,071,742,436
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,984,498,812	$—	$—	$2,984,498,812
Short-Term Investment Fund	89,413,914	—	—	89,413,914
Total	$3,073,912,726	$—	$—	$3,073,912,726
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Large Cap Fund – March 31, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 97.4%
	Information Technology — 19.4%
136,290	Apple, Inc.	$ 23,797,597
152,552	Cisco Systems, Inc.	8,506,299
94,404	Fiserv, Inc.*	9,572,566
70,019	Texas Instruments, Inc.	12,847,086
57,666	Visa, Inc. - Class A	12,788,589
		67,512,137
	Financials — 18.3%
81,102	Berkshire Hathaway, Inc. - Class B*	28,621,707
11,614	BlackRock, Inc.	8,875,070
191,109	Charles Schwab Corp. (The)	16,112,400
88,260	Progressive Corp. (The)	10,060,757
		63,669,934
	Communication Services — 11.7%
7,882	Alphabet, Inc. - Class C*	22,014,347
50,588	Meta Platforms, Inc. - Class A*	11,248,748
146,939	Verizon Communications, Inc.	7,485,072
		40,748,167
	Consumer Discretionary — 11.6%
81,633	CarMax, Inc.*	7,875,952
38,862	Home Depot, Inc. (The)*	11,632,563
33,296	Lowe's Cos., Inc.	6,732,118
20,718	O'Reilly Automotive, Inc.*	14,191,001
		40,431,634
	Consumer Staples — 10.7%
293,491	Altria Group, Inc.	15,334,905
108,398	Church & Dwight Co., Inc.	10,772,593
87,118	Nestle SA (Switzerland) ADR	11,334,052
		37,441,550
	Industrials — 9.2%
46,149	FedEx Corp.	10,678,417
46,132	Norfolk Southern Corp.	13,157,769
27,264	Old Dominion Freight Line, Inc.	8,143,212
		31,979,398
	Materials — 8.3%
33,634	Air Products & Chemicals, Inc.	8,405,473
33,795	Martin Marietta Materials, Inc.	13,007,357
23,452	NewMarket Corp.	7,607,360
		29,020,190
Shares		Market Value

	Health Care — 5.2%
53,805	Johnson & Johnson	$ 9,535,860
165,292	Pfizer, Inc.	8,557,167
		18,093,027
	Real Estate — 3.0%
356,304	STORE Capital Corp. REIT	10,414,766
	Total Common Stocks	$339,310,803
	Short-Term Investment Fund — 7.2%
25,140,853	Dreyfus Government Cash Management, Institutional Shares, 0.19%∞Ω	25,140,853
	Total Investment Securities—104.6% (Cost $224,214,731)	$364,451,656
	Liabilities in Excess of Other Assets — (4.6%)	(16,171,011)
	Net Assets — 100.0%	$348,280,645
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$339,310,803	$—	$—	$339,310,803
Short-Term Investment Fund	25,140,853	—	—	25,140,853
Total	$364,451,656	$—	$—	$364,451,656
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Large Company Growth Fund – March 31, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 94.9%
	Information Technology — 40.8%
12,706	Adobe, Inc.*	$ 5,789,108
26,115	Automatic Data Processing, Inc.	5,942,207
44,286	Fiserv, Inc.*	4,490,600
26,285	FleetCor Technologies, Inc.*	6,546,542
34,496	Global Payments, Inc.	4,720,433
9,693	Intuit, Inc.	4,660,782
9,426	Mastercard, Inc. - Class A	3,368,664
81,648	Microsoft Corp.	25,172,895
18,108	NVIDIA Corp.	4,940,949
58,352	PayPal Holdings, Inc.*	6,748,409
41,935	Visa, Inc. - Class A	9,299,925
		81,680,514
	Communication Services — 19.6%
8,007	Alphabet, Inc. - Class A*	22,270,269
50,189	Meta Platforms, Inc. - Class A*	11,160,026
15,572	Netflix, Inc.*	5,833,116
		39,263,411
	Health Care — 9.9%
144,906	Boston Scientific Corp.*	6,417,886
39,209	Neurocrine Biosciences, Inc.*	3,675,844
13,702	UnitedHealth Group, Inc.	6,987,609
14,600	Zoetis, Inc.	2,753,414
		19,834,753
	Financials — 8.9%
13,604	Aon PLC - Class A	4,429,871
159,288	Charles Schwab Corp. (The)	13,429,571
		17,859,442
	Consumer Discretionary — 7.0%
4,291	Amazon.com, Inc.*	13,988,445
	Consumer Staples — 3.8%
116,605	Keurig Dr Pepper, Inc.	4,419,329
40,035	Monster Beverage Corp.*	3,198,797
		7,618,126
Shares		Market Value

	Materials — 2.9%
18,269	Linde PLC (United Kingdom)	$ 5,835,667
	Industrials — 2.0%
18,026	United Parcel Service, Inc. - Class B	3,865,856
	Total Common Stocks	$189,946,214
	Short-Term Investment Fund — 4.8%
9,691,758	Dreyfus Government Cash Management, Institutional Shares, 0.19%∞Ω	9,691,758
	Total Investment Securities—99.7% (Cost $127,683,390)	$199,637,972
	Other Assets in Excess of Liabilities — 0.3%	503,683
	Net Assets — 100.0%	$200,141,655
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2022.
Portfolio Abbreviations:
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$189,946,214	$—	$—	$189,946,214
Short-Term Investment Fund	9,691,758	—	—	9,691,758
Total	$199,637,972	$—	$—	$199,637,972
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Small Company Fund – March 31, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 97.9%
	Health Care — 19.1%
529,080	Allscripts Healthcare Solutions, Inc.*	$ 11,914,881
318,116	Anika Therapeutics, Inc.*	7,987,893
25,618	Bio-Techne Corp.	11,093,619
20,489	Chemed Corp.	10,378,703
585,315	Covetrus, Inc.*	9,827,439
158,051	Encompass Health Corp.	11,239,007
132,687	Ensign Group, Inc. (The)	11,943,157
152,420	Globus Medical, Inc. - Class A*	11,245,547
157,176	Integra LifeSciences Holdings Corp.*	10,100,130
78,499	LHC Group, Inc.*	13,234,931
206,463	NuVasive, Inc.*	11,706,452
78,613	Omnicell, Inc.*	10,179,597
601,193	Premier, Inc. - Class A	21,396,459
215,850	Progyny, Inc.*	11,094,690
372,161	Tactile Systems Technology, Inc.*	7,502,766
198,064	Vericel Corp.*	7,570,006
		178,415,277
	Information Technology — 17.9%
646,688	8x8, Inc.*	8,141,802
124,199	Advanced Energy Industries, Inc.	10,691,050
869,868	Box, Inc. - Class A*	25,278,364
176,787	CommVault Systems, Inc.*	11,729,817
457,897	Digi International, Inc.*	9,853,943
95,719	ExlService Holdings, Inc.*	13,713,661
600,117	KnowBe4, Inc. - Class A*	13,814,693
173,230	MAXIMUS, Inc.	12,983,589
209,022	Onto Innovation, Inc.*	18,161,922
73,917	SPS Commerce, Inc.*	9,697,910
206,538	Tower Semiconductor Ltd. (Israel)*	9,996,439
217,938	Verint Systems, Inc.*	11,267,395
132,322	WNS Holdings Ltd. (India) ADR*	11,312,208
		166,642,793
	Industrials — 16.9%
115,291	ASGN, Inc.*	13,455,613
173,406	Clean Harbors, Inc. *	19,359,046
203,127	Crane Co.	21,994,592
69,688	Curtiss-Wright Corp.	10,464,350
120,934	Forward Air Corp.	11,824,927
221,593	Gibraltar Industries, Inc.*	9,517,419
730,787	Great Lakes Dredge & Dock Corp.*	10,252,942
157,545	ITT, Inc.	11,848,959
217,429	KBR, Inc.	11,899,889
75,836	Quanta Services, Inc.	9,980,776
67,318	Regal Rexnord Corp.	10,015,572
482,993	Zurn Water Solutions Corp.	17,097,952
		157,712,037
	Consumer Discretionary — 16.9%
547,862	American Eagle Outfitters, Inc.	9,204,082
277,078	Aritzia, Inc. (Canada)*	11,310,075
108,398	Fox Factory Holding Corp.*	10,617,584
351,854	Frontdoor, Inc.*	10,502,842
113,926	Grand Canyon Education, Inc.*	11,063,354
927,530	Leslie's, Inc.*	17,956,981
303,456	Malibu Boats, Inc. - Class A*	17,603,482
113,816	Oxford Industries, Inc.	10,300,348
171,213	Skyline Champion Corp.*	9,396,169
464,651	Steven Madden Ltd.	17,954,115
122,986	Texas Roadhouse, Inc.	10,297,618
Shares		Market Value

	Consumer Discretionary — (Continued)
53,198	TopBuild Corp.*	$ 9,649,585
299,995	Zumiez, Inc.*	11,462,809
		157,319,044
	Financials — 11.0%
110,232	Evercore, Inc. - Class A	12,271,026
970,489	FNB Corp.	12,082,588
298,340	Pacific Premier Bancorp, Inc.	10,546,319
386,330	PacWest Bancorp	16,662,413
123,813	Pinnacle Financial Partners, Inc.	11,400,701
845,806	Valley National Bancorp	11,012,394
300,500	Webster Financial Corp.	16,864,060
147,150	Western Alliance Bancorp	12,186,963
		103,026,464
	Real Estate — 6.2%
181,384	Agree Realty Corp. REIT	12,036,642
862,997	Corporate Office Properties Trust REIT	24,629,934
353,768	Healthcare Realty Trust, Inc. REIT	9,721,545
268,931	STAG Industrial, Inc. REIT	11,120,297
		57,508,418
	Materials — 5.0%
127,046	Ashland Global Holdings, Inc.	12,502,597
391,989	Axalta Coating Systems Ltd. *	9,635,090
88,679	Eagle Materials, Inc.	11,382,836
282,192	Silgan Holdings, Inc.	13,045,736
		46,566,259
	Communication Services — 3.8%
411,577	Cargurus, Inc.*	17,475,559
583,810	QuinStreet, Inc.*	6,772,196
119,220	Ziff Davis, Inc.*	11,538,112
		35,785,867
	Energy — 1.1%
431,760	ChampionX Corp.*	10,569,485
	Total Common Stocks	$913,545,644
	Short-Term Investment Fund — 1.9%
17,541,778	Dreyfus Government Cash Management, Institutional Shares, 0.19%∞Ω	17,541,778
	Total Investment Securities—99.8% (Cost $724,546,996)	$931,087,422
	Other Assets in Excess of Liabilities — 0.2%	1,459,957
	Net Assets — 100.0%	$932,547,379
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust

Touchstone Small Company Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$913,545,644	$—	$—	$913,545,644
Short-Term Investment Fund	17,541,778	—	—	17,541,778
Total	$931,087,422	$—	$—	$931,087,422
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Value Fund – March 31, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 98.8%
	Financials — 18.5%
53,451	American Express Co.	$ 9,995,337
221,825	American International Group, Inc.	13,923,955
80,891	M&T Bank Corp.	13,711,025
106,031	Northern Trust Corp.	12,347,310
95,184	The Allstate Corp.	13,183,936
246,209	US Bancorp	13,086,008
364,807	Wells Fargo & Co.	17,678,547
48,891	Willis Towers Watson PLC	11,549,032
		105,475,150
	Health Care — 15.2%
39,832	Anthem, Inc.	19,566,275
128,028	CVS Health Corp.	12,957,714
87,331	Medtronic PLC	9,689,374
217,280	Merck & Co., Inc.	17,827,824
281,451	Perrigo Co. PLC	10,816,162
31,241	UnitedHealth Group, Inc.	15,931,973
		86,789,322
	Consumer Discretionary — 13.0%
71,819	Advance Auto Parts, Inc.	14,863,660
316,700	Aramark	11,907,920
68,177	Dollar General Corp.	15,178,245
272,133	Las Vegas Sands Corp.*	10,577,810
18,447	Lithia Motors, Inc.	5,536,314
35,356	Lowe's Cos., Inc.	7,148,630
81,704	Ralph Lauren Corp.	9,268,502
		74,481,081
	Industrials — 11.7%
132,859	AECOM	10,204,899
39,716	Deere & Co.	16,500,409
92,708	JB Hunt Transport Services, Inc.	18,614,839
84,268	Stanley Black & Decker, Inc.	11,779,824
676,949	Vertiv Holdings Co.	9,477,286
		66,577,257
	Materials — 11.2%
68,391	Air Products & Chemicals, Inc.	17,091,595
341,815	Axalta Coating Systems Ltd. *	8,401,812
266,208	Corteva, Inc.	15,301,636
111,048	DuPont de Nemours, Inc.	8,170,912
114,258	International Flavors & Fragrances, Inc.	15,005,503
		63,971,458
	Energy — 10.5%
193,662	Hess Corp.	20,729,580
205,443	Phillips 66	17,748,221
57,606	Pioneer Natural Resources	14,403,228
68,218	Valero Energy Corp.	6,926,856
		59,807,885
	Information Technology — 8.3%
25,363	Broadcom, Inc.	15,970,574
Shares		Market Value

	Information Technology — (Continued)
129,983	Cognizant Technology Solutions Corp. - Class A	$ 11,655,576
61,386	Fidelity National Information Services, Inc.	6,164,382
76,047	Oracle Corp.	6,291,368
47,089	QUALCOMM, Inc.	7,196,141
		47,278,041
	Communication Services — 5.1%
550,345	Altice USA, Inc. - Class A*	6,868,306
279,076	Comcast Corp. - Class A	13,066,338
73,222	T-Mobile US, Inc.*	9,398,044
		29,332,688
	Real Estate — 2.0%
292,463	MGM Growth Properties LLC - Class A REIT	11,318,318
	Utilities — 1.7%
121,342	Pinnacle West Capital Corp.	9,476,810
	Consumer Staples — 1.6%
194,883	Coca-Cola Europacific Partners PLC (United Kingdom)	9,473,263
	Total Common Stocks	$563,981,273
	Short-Term Investment Fund — 0.7%
3,635,534	Dreyfus Government Cash Management, Institutional Shares, 0.19%∞Ω	3,635,534
	Total Investment Securities—99.5% (Cost $459,455,484)	$567,616,807
	Other Assets in Excess of Liabilities — 0.5%	3,041,675
	Net Assets — 100.0%	$570,658,482
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2022.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$563,981,273	$—	$—	$563,981,273
Short-Term Investment Fund	3,635,534	—	—	3,635,534
Total	$567,616,807	$—	$—	$567,616,807
See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
March 31, 2022 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of March 31, 2022, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the period ended March 31, 2022.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Notes to Portfolios of Investments (Unaudited) (Continued)
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.